Consolidated Balance Sheets (Current Period Unaudited) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Assets
Cash	$ 84,214	$ 271,523	$ 297,005
Securities (note 4)	133,682	0	0
Loans, net of allowance for credit losses (note 5)	2,814,121	2,103,050	1,952,154
Other assets (note 6)	43,326	40,513	36,612
Total assets	3,075,343	2,415,086	2,285,771
Liabilities and Shareholders' Equity
Deposits	2,475,063	1,853,204	1,817,746
Subordinated notes payable (note 7)	98,706	95,272	95,683
Other liabilities (note 8)	154,926	134,504	120,310
Total liabilities	2,728,695	2,082,980	2,033,739
Shareholders' equity:
Share capital (note 9)	242,510	241,466	166,404
Retained earnings	104,071	90,644	85,626
Accumulated other comprehensive income (loss)	67	(4)	2
Total equity	346,648	332,106	252,032
Total equity and liabilities	$ 3,075,343	$ 2,415,086	$ 2,285,771